LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS IN FINANCIAL INSTRUMENTS
Schedule of other non-current financial assets

	2020	2021
Investment in equity at fair value through profit or loss	1,686	12,962
Convertible bonds at fair value through profit or loss	2,339	681
Investment in equity at fair value through other comprehensive income	20	18

Total investment in financial instruments	4,045	13,661